Commitments and Contingencies Operating Leases (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of operational fees commitment includes the fixed payments
Future minimum lease payments under noncancelable operating leases that have initial or remaining noncancelable lease terms greater than one-year
as of December 31, 2021 are as follows:

Years ending December 31,
2022	$2,600
2023	2,389
2024	2,307
2025	2,284
2026	2,275
2027 and thereafter	4,393

$16,248

Schedule Of Operational Fees Commitment includes Fixed payments
The following table summarizes the operational fees commitment under the A&R L3Harris Agreement, which includes the fixed payments to L3Harris:

Years ending December 31,
2022	$4,296
2023	4,296
2024	4,296
2025	4,296
2026	4,296
2027 and thereafter	19,873

$41,353